Annual Total Returns[BarChart] - The Hartford Strategic Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.34%	9.93%	0.66%	2.99%	(2.99%)	8.92%	8.53%	(1.85%)	11.67%	12.23%